Warrants - Summary Of Assumptions Used In The Black-Scholes Model To Determine The Fair Value Of Warrants Granted (Details)	Dec. 31, 2022 yr	Dec. 31, 2021 yr
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants Granted	0.0335	0.0149
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants Granted	5.8	2
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants Granted	0	0
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants Granted	1.599	0.89